Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000002889
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Dividend Growth Fund - Class AAA
C000002891
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Dividend Growth Fund - Class C
C000002887
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Dividend Growth Fund - Class I
C000002888
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Dividend Growth Fund - Class A
S&P 500 Index
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 11,196	$ 13,640	$ 13,043	$ 17,150	$ 20,305	$ 26,135	$ 21,402	$ 27,029	$ 33,791	$ 39,833
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000		11,196	13,640	13,043	17,150	20,305	26,135	21,402	27,029	33,791	39,833
S&P 500 Index
Account Value [Line Items]
Accumulated Value	50,000		55,980	68,200	65,213	85,749	101,527	130,675	107,010	135,143	168,955	199,165
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000		11,196	13,640	13,043	17,150	20,305	26,135	21,402	27,029	33,791	39,833
MSCI USA High Dividend Yield Index
Account Value [Line Items]
Accumulated Value	10,000		11,625	13,898	13,575	16,626	16,907	20,614	19,841	21,196	23,668	26,501
Lipper Large Cap Value Fund Index
Account Value [Line Items]
Accumulated Value	10,000		11,637	13,506	12,482	15,787	16,676	20,884	19,253	22,235	25,906	30,841
MSCI USA High Dividend Yield Index
Account Value [Line Items]
Accumulated Value	10,000		11,625	13,898	13,575	16,626	16,907	20,614	19,841	21,196	23,668	26,501
Lipper Large Cap Value Fund Index
Account Value [Line Items]
Accumulated Value	10,000		11,637	13,506	12,482	15,787	16,676	20,884	19,253	22,235	25,906	30,841
MSCI USA High Dividend Yield Index
Account Value [Line Items]
Accumulated Value	50,000		58,125	69,488	67,876	83,128	84,533	103,071	99,206	105,982	118,339	132,504
Lipper Large Cap Value Fund Index
Account Value [Line Items]
Accumulated Value	50,000		58,185	67,530	62,411	78,937	83,381	104,418	96,263	111,175	129,529	154,205
MSCI USA High Dividend Yield Index
Account Value [Line Items]
Accumulated Value	10,000		11,625	13,898	13,575	16,626	16,907	20,614	19,841	21,196	23,668	26,501
Lipper Large Cap Value Fund Index
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 11,637	$ 13,506	$ 12,482	$ 15,787	$ 16,676	$ 20,884	$ 19,253	$ 22,235	$ 25,906	$ 30,841